Commitments and contractual obligations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Summary of Contractual Obligations
The Company’s commitments and contractual obligations at December 31, 2024 include:

	2025	2026	2027	2028	2029 and later	Total

Debt - Senior Notes (1)	$—	$—	$—	$—	$500,000	$500,000
Debt - Term Facility (1)	—	82,183	70,687	70,687	246,690	470,247
Purchase obligations	960	1,225	227	1	—	2,413
Leases	5,585	4,905	3,382	1,511	6,503	21,886
Asset retirement obligations	5,071	4,612	5,107	1,900	235,927	252,617
	$11,616	$92,925	$79,403	$74,099	$989,120	$1,247,163
(1)Does not include interest on debt.